Capital Stock (Details 2)	Dec. 31, 2018 CAD ($) Share Years	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,394,642	1,602,127	1,387,000	2,277,126
Options outstanding weighted average exercise price	$ 3.91	$ 3.58	$ 2.37	$ 1.90
Options exercisable, end of period | Share	1,044,892	1,231,127	1,387,000
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | Share	185,000
Weighted average remaining contractual life (in years) | Years	4.35
Options outstanding weighted average exercise price	$ 0.30
Options exercisable, end of period | Share	185,000
$0.31 - $1.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	5,334
Weighted average remaining contractual life (in years) | Years	0.29
Options outstanding weighted average exercise price	$ 0.60
Options exercisable, end of period | Share	5,334
$0.31 - $1.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.31
$0.31 - $1.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.00
$1.01 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	549,433
Weighted average remaining contractual life (in years) | Years	3.35
Options outstanding weighted average exercise price	$ 1.59
Options exercisable, end of period | Share	549,433
$1.01 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.01
$1.01 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	32,500
Weighted average remaining contractual life (in years) | Years	1.90
Options outstanding weighted average exercise price	$ 3.90
Options exercisable, end of period | Share	32,500
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.00
$5.01 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	622,375
Weighted average remaining contractual life (in years) | Years	3.89
Options outstanding weighted average exercise price	$ 7.06
Options exercisable, end of period | Share	272,625
$5.01 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30
$0.30 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,394,642
Weighted average remaining contractual life (in years) | Years	3.68
Options outstanding weighted average exercise price	$ 3.91
Options exercisable, end of period | Share	1,044,892
$0.30 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
$0.30 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30